INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues	$ 184	$ 160
Cost of revenues	14,504	1,455
Gross loss	(14,320)	(1,295)
Operating expenses:
Research and development expenses, net	30,040	23,421
Selling, general and administrative expenses	11,525	14,101
Other expenses	20,080	0
Total operating expenses	61,645	37,522
Operating loss	(75,965)	(38,817)
Income from warrants remeasurement	38,539	1,880
Financial income, net	11,289	2,261
Net loss before income tax	(26,137)	(34,676)
Taxes on income (tax benefit)	(1,823)	1,294
Net loss	(24,314)	(35,970)
Net comprehensive loss	$ (24,314)	$ (35,970)
Weighted average number of ordinary shares used in computing basic net loss per share (in shares)	30,043,892	11,934,325
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)	30,043,892	11,934,325
Class A Ordinary Shares
Operating expenses:
Basic net loss per share (in USD per share)	$ (0.81)	$ (3.01)
Diluted net loss per share (in USD per share)	$ (0.81)	$ (3.01)
Weighted average number of ordinary shares used in computing basic net loss per share (in shares)	30,043,892	11,934,325
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)	30,043,892	11,934,325